Adoption of Accounting Policies Adoption of Accounting Policies - ASC 606 (Tables)	12 Months Ended
Feb. 28, 2019
Adoption of Accounting Policies - ASC 606 [Abstract]
Adoption of Accounting Policies Cumulative effect to March 1, 2018 Financial Position [Table Text Block]
The cumulative effect of the changes made to the Company’s March 1, 2018 consolidated statement of financial position for the adoption of ASC 606 was as follows:

Consolidated Balance Sheets	Balance as at February 28, 2018	ASC 606 Adjustments	Balance as at March 1, 2018
Assets
Other assets	$66	$11	$77

Liabilities
Deferred revenue	$195	$97	$292

Shareholders’ equity
Deficit	$(45)	$(86)	$(131)

Adoption of Accounting Policies Impact of ASC606 to financial statements during fiscal year [Table Text Block]
The impact of the adoption of ASC 606 on the Company’s condensed financial statements during the fiscal year ended February 28, 2019 was as follows:

	As at February 28, 2019
Consolidated Balance Sheets	Balances Without Adoption of ASC 606	ASC 606 Adjustments	As Reported
Assets
Other assets	$67	$17	$84

Liabilities
Deferred revenue	$310	$40	$350

Shareholders’ equity
Deficit	$(9)	$(23)	$(32)

	For the Year Ended February 28, 2019
Consolidated Statements of Operations	Balances Without Adoption of ASC 606	ASC 606 Adjustments	As Reported
Revenue	$864	$40	$904

Operating expenses
Selling, marketing and administration	$410	$(4)	$406

Net income	$49	$44	$93
Earnings (loss) per share
Basic	$0.09	$0.08	$0.17
Diluted	$(0.07)	$0.07	$0.00